Loans - Summary of Aging of Recorded Investment in Past Due and Non-accrual Loan (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days 6 Past Due	$ 6,904	$ 343
0-89 Days Past Due	2,976
> 90 Days Past Due	1,921	2,579
Total Past Due	11,801	2,922
Current	877,349	579,627
Total	889,150	582,549
Non-accrual	4,865	3,371
Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current	131,657
Total	131,657
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days 6 Past Due	191	343
0-89 Days Past Due	1,963
> 90 Days Past Due	1,572	2,579
Total Past Due	3,726	2,922
Current	573,542	400,131
Total	577,268	403,053
Non-accrual	4,133	3,344
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days 6 Past Due	198
Total Past Due	198
Current	83,465	58,372
Total	83,663	58,372
Non-accrual	676
Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days 6 Past Due	188
> 90 Days Past Due	132
Total Past Due	320
Current	13,642
Total	13,962
Non-accrual	56
Leases [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		6
Total		6
Receivables Factoring [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
30-59 Days 6 Past Due	6,327
0-89 Days Past Due	1,013
> 90 Days Past Due	217
Total Past Due	7,557
Current	75,043
Total	82,600
Adjustments [Member] | Commercial, Financial, and Agricultural [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		115,005
Total	131,657	115,005
Non-accrual		27
Adjustments [Member] | Consumer [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Current		6,113
Total	$ 13,962	$ 6,113